Investment in associates	3 Months Ended
Mar. 31, 2020
Investment in associates
Investment in associates

13.Investment in associates

The Group has a single associate: JSC Tochka.

QIWI Group assesses its share in the entity at 45% according to its share in dividends and potential capital gains. The Group’s interest in JSC Tochka is accounted for using the equity method in the consolidated financial statements.

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

	As of	As of
	December 31,	March 31,
	2019	2020
Associates’ statement of financial position:
Non-current assets	1,199	1,286
Current assets	2,019	2,542
including cash and cash equivalents	995	1,472
Non-current financial liabilities	(337)	(344)
Current liabilities	(397)	(707)
including financial liabilities	(314)	(568)
Net assets	2,484	2,777
Carrying amount of investment in associates (45%) of net assets	1,118	1,250

Associate’ revenue and net income for three months ended March 31 was as follows:

	Three months ended
	2019	2020
Revenue	718	1,755
Cost of revenues	(15)	(85)
Other income and expenses, net	(847)	(1,376)
including personnel expenses	(361)	(749)
including depreciation and amortization	(8)	(64)
Total net (loss)/profit	(144)	294
Group’s share (45%) of total net (loss)/profit	(65)	132